Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

November 18, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or “Sun Life”)
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
(the "Registration Statement")
File Nos. 811-05846 & 333-168711

Commissioners:

The above-captioned Registration Statement was filed with the Securities and Exchange Commission ("SEC") on August 10, 2010, for the purpose of registering an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.  Pre-Effective Amendment
No. 1 to the Registration Statement was filed on October 26, 2010, to respond to SEC Staff comments on the Registration Statement.

The primary purpose of this Pre-Effective Amendment No. 2 is to change a feature available under one of the three optional living benefits offered pursuant to the annuity contracts registered by means of the Registration Statement (the “Contracts”).  Specifically, under the SIM Plus living benefit, the Plus Factor is being changed from a 3% increase to the Withdrawal Benefit Base to a 2.5% increase.  Registrant represents that the proposed change has been made throughout the Registration Statement in all references to the Plus Factor and in all calculations that include an increase as a result of the operation of the Plus Factor.

In addition to changing the Plus Factor, Pre-Amendment No. 2 responds to follow-up comments on Pre-Effective Amendment No. 1 made by the SEC Staff in telephone conversations on November 8, 2010, and November 17, 2010.  The comments suggest changes in the prospectus disclosure to clarify the description, calculation, and operation of “Purchase Payment Interest” available under the Contracts.  In response to the Staff’s comments, Registrant has revised the prospectus disclosure under “Purchase Payment Interest” and “Appendix C:  Calculation of Purchase Payment Interest.”

In addition, Registrant has revised the prospectus disclosure under “Short-Term Trading” and has added “Appendix D:  Calculation of Free Withdrawal Amount” in response to Staff comments on another Sun Life Registration Statement (File No. 333-168710), which are equally applicable to Pre-Effective Amendment No. 2.

Finally, in response to Staff comments on another Sun Life Registration Statement (File No. 333-168712):

•
Registrant added disclosure under “Distribution of the Contracts” in the Statement of Additional Information, showing “the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, the principal underwriter for each of the last three fiscal years,” in response to Item 20(c)of Form N-4.

•
Registrant corrected the maximum combined mortality and expense risks and the administrative expense charge in the “Example of Accumulation Unit Values” appearing in the Statement of Additional Information.

•	Registrant revised Item 24(b)(16) of Part C to specify the exact date the Organizational Chart was filed in April of 2010.

Acceleration Request

Registrant believes that Pre-Effective Amendment No. 2 is responsive to Staff comments. Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to November 19, 2010, or as soon thereafter as reasonably practicable.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●
neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

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Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Steven Roth, Esquire
Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire